Advances to suppliers (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Advances to suppliers [Abstract]
Advances to Honesty Group		$ 16,888
Advances to other suppliers	33	16,936
Advances to suppliers	$ 33	$ 33,824